Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 02, 2014
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2014
Prospectus Date	rr_ProspectusDate	Jun. 02, 2014
KKM ARMOR Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – KKM ARMOR Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the KKM ARMOR Fund (the “ARMOR Fund”) is to seek investment results generally correlated to the movement of the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) with reduced volatility.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the ARMOR Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the ARMOR Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the ARMOR Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 28 of this Prospectus

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The ARMOR Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ARMOR Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the ARMOR Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the ARMOR Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the ARMOR Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the ARMOR Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ARMOR Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the ARMOR Fund, under normal circumstances, invests primarily in long and short call and put options on S&P 500 Index (“S&P 500”) futures contracts, futures contracts (“VIX futures contracts”) based on the VIX, long and short call and put options on VIX futures contracts, futures contracts on the S&P 500 (“S&P 500 futures contracts”) and cash and cash equivalent investments, including money market funds and high-quality short-term (3 months or less) fixed income securities such as U.S. Treasury securities, as well as in volatility exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) and ETFs and ETNs tracking the S&P 500 or VIX. The ARMOR Fund may also invest in leveraged, inverse and inverse-leveraged ETFs. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Leveraged ETFs seek investment results that are the underlying index or basket of stock’s performance times the stated multiple in the ETF’s objective.

Designed as a portfolio hedging tool, the ARMOR Fund seeks to achieve a long volatility position that attempts to outperform the VIX total return by searching for pricing discrepancies that potentially reveal an overpriced instrument and or an underpriced instrument using the Adviser’s and Sub-Adviser’s proprietary ARMOR Index methodology. Created in July 2013 and first published in April 2014, the ARMOR Index, which is calculated and disseminated by the CBOE, is an algorithmic strategy designed by the Adviser and Sub-Adviser to respond to the volatility of the S&P 500 by attempting to capture 70% of upside VIX movements while only capturing 30% of downside VIX movements. The methodology attempts to maintain a net long volatility position while eliminating the performance drag typically associated with volatility-based strategies. The ARMOR Fund generally invests in long and short call and put options on S&P 500 futures contracts, VIX futures contracts, long and short call and put options on VIX futures contracts and S&P futures contracts in proportion to their weighting in the ARMOR Index. The Fund may also invest in financial instruments such as ETFs or ETNs to gain exposure to the component instruments in the ARMOR Index. As a result, the ARMOR Fund typically maintains a negative correlation to the broader U.S. equities market.

The VIX is a key measure of market expectations of near-term volatility conveyed by S&P 500 option prices. The VIX is an up-to-the-minute market estimate of expected volatility that is calculated by using real-time S&P 500 option bid/ask quotes. VIX uses near-term and next-term out-of-the money S&P 500 options with at least 8 days left to expiration, and then weights them to yield a constant, 30-day measure of the expected volatility of the S&P 500. The S&P 500 measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization.

The ARMOR Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the ARMOR Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if ARMOR Fund shares are held in a taxable account.

The ARMOR Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Investor suitability: The ARMOR Fund is designed as a portfolio hedging tool and seeks investment results generally correlated to the movement of the VIX, which is generally negatively correlated to the broader U.S. equities market, but with less volatility. Accordingly, the ARMOR Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking inverse investment results.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the ARMOR Fund. The principal risks of investing in the ARMOR Fund are:

• General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the ARMOR Fund invests. There is risk that these and other factors may adversely affect the ARMOR Fund’s performance. You could lose money by investing in the ARMOR Fund.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

• Call Option Risk. When the ARMOR Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The ARMOR Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the ARMOR Fund.

• Put Option Risk. When the ARMOR Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The ARMOR Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the ARMOR Fund.

• Futures Risk. The ARMOR Fund’s use of s futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk and (ii) risk of mispricing or improper valuation. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the ARMOR Fund. This risk could cause the ARMOR Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Because the futures utilized by a Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself.

• Volatility Investments Risk. Investments linked to equity volatility indexes can be highly volatile compared to investments in traditional securities and Funds may experience large losses. In particular, trading in VIX futures contracts have been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund beyond the impact of any performance-based losses of the underlying benchmark.

• Fixed Income Risk. When the ARMOR Fund invests in fixed income securities, the value of your investment in the ARMOR Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ARMOR Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

• Hedging Risk. Hedging is a strategy in which the ARMOR Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the ARMOR Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The ARMOR Fund is not required to use hedging and may choose not to do so.

• Exchange-Traded Funds Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Exchange-Traded Notes Risk. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

• Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the ARMOR Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. To the extent the ARMOR Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the ARMOR Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds. In addition, the ETFs held by the ARMOR Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an ETF’s share price and the return on its investments. Accordingly, the value of the ARMOR Fund’s investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. As a result of compounding, inverse and leveraged ETFs often have a single day investment objective. An inverse ETF’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the index performance as stated in the ETF’s objective. Similarly, a leveraged ETF’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the ETF’s objective. This effect becomes more pronounced for these types of ETFs as market volatility increases. Investments by the Fund in inverse and leveraged ETFs may magnify changes in the Fund’s share price and thus result in increased volatility of returns. These types of investments may prevent the Fund from achieving its investment objective.

• Derivatives Risk. The ARMOR Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The ARMOR Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Leverage Risk. Using derivatives like futures and options to increase the ARMOR Fund’s combined long and short exposure creates leverage, which can magnify the ARMOR Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the ARMOR Fund’s share price.

• Limited Operating History Risk. The ARMOR Fund is new and has a limited history of operation. Accordingly, an investment in the ARMOR Fund entails a high degree of risk. There can be no assurance that the ARMOR Fund and the Adviser will achieve the ARMOR Fund’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the ARMOR Fund’s portfolio manager could fail to achieve the ARMOR Fund’s investment goal and cause an investment in the ARMOR Fund to lose value.

• Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. Because a decline in the value of or default by a single security in a non-diversified fund’s portfolio may have a greater impact on the fund’s net asset value, the net asset value per share of the ARMOR Fund can be expected to fluctuate more than that of a comparable diversified fund.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the ARMOR Fund to achieve its investment objective and could increase the operating expenses of the ARMOR Fund.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Tax Risk. The ARMOR Fund has high portfolio turnover which, causes the ARMOR Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is treated as ordinary income when distributed to shareholders, or short-term capital loss. The ARMOR Fund will generally need to distribute any net short-term capital gain to satisfy certain tax requirements and avoid federal income tax liability. As a result of the ARMOR Fund’s high portfolio turnover, the ARMOR Fund could make larger and/or more frequent distributions than other mutual funds. Potential investors are urged to consult their own tax advisers for more detailed information. Additionally, rules governing the federal income tax aspects of certain derivatives are not entirely clear. Because the ARMOR Fund’s status as a “regulated investment company” might be affected if the Internal Revenue Service does not accept the ARMOR Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited or the Fund may not qualify as a “regulated investment company” for one or more years, in which case the Fund would be subject to entity level taxation.

• Sold Options Risk. The ARMOR Fund will incur a loss as a result of a sold option (also referred to as a short position) if the price of the sold option instrument increases in value between the date when the ARMOR Fund sells the option and the date on which the ARMOR Fund purchases an offsetting position. The ARMOR Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.

• Written Options Risk. The ARMOR Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the ARMOR Fund writes the option and the date on which the ARMOR Fund purchases an offsetting position. The ARMOR Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the ARMOR Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. Because a decline in the value of or default by a single security in a non-diversified fund’s portfolio may have a greater impact on the fund’s net asset value, the net asset value per share of the ARMOR Fund can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the ARMOR Fund is new, no performance information is presented for the ARMOR Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-844—RMR-FUND (1-844-767-3863).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the ARMOR Fund is new, no performance information is presented for the ARMOR Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844—RMR-FUND (1-844-767-3863)
KKM ARMOR Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.45%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the ARMOR Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	809
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,298
KKM ARMOR Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	692
KKM U.S. Equity ARMOR Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – KKM U.S. Equity ARMOR Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the KKM U.S. Equity ARMOR Fund (the “Equity ARMOR Fund”) is to seek risk-adjusted total return with less volatility than the broader U.S. equities market .
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the ARMOR Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity ARMOR Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Equity ARMOR Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 28 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Equity ARMOR Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Equity ARMOR Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Equity ARMOR Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Equity ARMOR Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the Equity ARMOR Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the ARMOR Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the ARMOR Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ARMOR Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Equity ARMOR Fund, under normal circumstances, generally invests in large-capitalization U.S. equity securities (both directly and through exchange-traded funds (“ETFs”) and exchange-traded notes “ETNs”) as well as in long and short call and put options on S&P 500 Index (“S&P 500”) futures contracts, futures contracts (“VIX futures contracts”) based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”), long and short call and put options on VIX futures contracts, futures contracts on the S&P 500 (“S&P 500 futures contracts”) and cash and cash equivalent investments, including money market funds and high-quality short-term (3 months or less) fixed income securities such as U.S. Treasury securities, as well as in volatility exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) and ETFs and ETNs tracking the S&P 500 or VIX. The Equity ARMOR Fund may also invest in leveraged, inverse and inverse-leveraged ETFs. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Leveraged ETFs seek investment results that are the underlying index or basket of stock’s performance times the stated multiple in the ETF’s objective.

The Equity ARMOR Fund seeks to provide investors with a lower risk method of participating in the rise of the broad U.S. equity market using the Adviser’s and Sub-Adviser’s proprietary Equity ARMOR Index methodology. Created in July 2013 and first published in April 2014, the Equity ARMOR Index, which is calculated and disseminated by the CBOE, is an algorithmic strategy which is comprised 82% of stocks from the S&P 500 and 18% tracking the ARMOR Index, a proprietary methodology designed to respond to the volatility of the S&P 500 by attempting to capture 70% of upside VIX movements while only capturing 30% of downside VIX movements. The methodology attempts to maintain a net long volatility position while eliminating the performance drag typically associated with volatility-based strategies. The Equity Fund generally invests this portion of the portfolio in long and short call and put options on S&P 500 futures contracts, VIX futures contracts, long and short call and put options on VIX futures contracts and S&P 500 futures contracts in proportion to their weighting in the ARMOR Index. The Equity ARMOR Fund may also invest in financial instruments such as ETFs or ETNs to gain exposure to the component instruments in the ARMOR Index. This strategy seeks to provide a segment of the portfolio with negative correlation to U.S. equities prices particularly during severe market dislocations.

The Equity ARMOR Fund generally invests in large-capitalization U.S. equity securities, long and short call and put options on S&P 500 futures contracts, VIX futures contracts, long and short call and put options on VIX futures contracts and S&P futures contracts in proportion to their weighting in the Equity ARMOR Index.

For the equity portion of the portfolio, the Equity ARMOR Fund’s equity selection, consistent with the Equity ARMOR Index, is limited to companies included in the S&P 500. The S&P 500 Index measures the large capitalization segment of the domestic equity market and is composed of stocks of the 500 domestic companies with the largest capitalization. As a non-fundamental policy, under normal circumstances, the Equity ARMOR Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies, including in ETFs and ETNs invested primarily in such equity securities. If the Equity ARMOR Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Equity ARMOR Fund. With respect to the portion of the Equity ARMOR Fund tracking the ARMOR Index portion of the Equity ARMOR Index, the Equity ARMOR Fund generally invests in long and short call and put options on S&P 500 futures contracts, VIX futures contracts, long and short call and put options on VIX futures contracts, S&P 500 futures contracts and cash and cash equivalent investments, including money market funds and high-quality short-term (3 months or less) fixed income securities such as U.S. Treasury securities, as well as in volatility ETFs and ETNs and ETFs and ETNs tracking the S&P 500 or VIX.

The VIX is a key measure of market expectations of near-term volatility conveyed by S&P 500 option prices. The VIX is an up-to-the-minute market estimate of expected volatility that is calculated by using real-time S&P 500 option bid/ask quotes. VIX uses near-term and next-term out-of-the money S&P 500 options with at least 8 days left to expiration, and then weights them to yield a constant, 30-day measure of the expected volatility of the S&P 500.

The Equity ARMOR Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Equity ARMOR Fund’s performance. In addition, active trading of options and other portfolio investments may lead to higher taxes if Equity ARMOR Fund shares are held in a taxable account.

The Equity ARMOR Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Equity ARMOR Fund. The principal risks of investing in the Equity ARMOR Fund are:

• General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Equity ARMOR Fund invests. There is risk that these and other factors may adversely affect the Equity ARMOR Fund’s performance. You could lose money by investing in the Equity ARMOR Fund.

• Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

• Exchange-Traded Funds Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Exchange-Traded Notes Risk. ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

• Equity Securities Risks. The Equity ARMOR Fund invests in ETFs that hold common stock, which subjects the Equity ARMOR Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Equity ARMOR Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Equity ARMOR Fund’s investments goes down, your investment in the Equity ARMOR Fund decreases in value and you could lose money.

• Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Equity ARMOR Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. To the extent the Equity ARMOR Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Equity ARMOR Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds. In addition, the ETFs held by the Equity ARMOR Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an ETF’s share price and the return on its investments. Accordingly, the value of the Equity ARMOR Fund’s investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. As a result of compounding, inverse and leveraged ETFs often have a single day investment objective. An inverse ETF’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the index performance as stated in the ETF’s objective. Similarly, a leveraged ETF’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the ETF’s objective. This effect becomes more pronounced for these types of ETFs as market volatility increases. Investments by the Equity ARMOR Fund in inverse and leveraged ETFs may magnify changes in the Equity ARMOR Fund’s share price and thus result in increased volatility of returns. These types of investments may prevent the Equity ARMOR Fund from achieving its investment objective.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

• Futures Risk. The Equity ARMOR Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Equity ARMOR Fund. This risk could cause the Equity ARMOR Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

• Hedging Risk. Hedging is a strategy in which the Equity ARMOR Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Equity ARMOR Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Equity ARMOR Fund is not required to use hedging and may choose not to do so.

• Call Option Risk. When the Equity ARMOR Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Equity ARMOR Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Equity ARMOR Fund.

• Put Option Risk. When the Equity ARMOR Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Equity ARMOR Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Equity ARMOR Fund.

• Volatility Investments Risk. Investments linked to equity volatility indexes can be highly volatile compared to investments in traditional securities and Funds may experience large losses. In particular, trading in VIX futures contracts have been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Equity ARMOR Fund beyond the impact of any performance-based losses of the underlying benchmark.

• Fixed Income Risk. When the Equity ARMOR Fund invests in fixed income securities, the value of your investment in the Equity ARMOR Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Equity ARMOR Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

• Derivatives Risk. The Equity ARMOR Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Equity ARMOR Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Limited Operating History Risk. The Equity ARMOR Fund is new and has a limited history of operation. Accordingly, an investment in the Equity ARMOR Fund entails a high degree of risk. There can be no assurance that the Equity ARMOR Fund and the Adviser will achieve the Equity ARMOR Fund’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the Equity ARMOR Fund’s portfolio manager could fail to achieve the Equity ARMOR Fund’s investment goal and cause an investment in the Equity ARMOR Fund to lose value.

• Non-Diversification Risk. Because a relatively high percentage of the Equity ARMOR Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Equity ARMOR Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Equity ARMOR Fund to achieve its investment objective and could increase the operating expenses of the Equity ARMOR Fund.

• Tax Risk. The Equity ARMOR Fund has high portfolio turnover which, causes the Equity ARMOR Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is treated as ordinary income when distributed to shareholders, or short-term capital loss. The Equity ARMOR Fund will generally need to distribute any net short-term capital gain to satisfy certain tax requirements and avoid federal income tax liability. As a result of the Equity ARMOR Fund’s high portfolio turnover, the Equity ARMOR Fund could make larger and/or more frequent distributions than other mutual funds. Potential investors are urged to consult their own tax advisers for more detailed information. Additionally, rules governing the federal income tax aspects of certain derivatives are not entirely clear. Because the Equity ARMOR Fund’s status as a “regulated investment company” might be affected if the Internal Revenue Service does not accept the Equity ARMOR Fund’s treatment of certain transactions involving derivatives, the Equity ARMOR Fund’s ability to engage in these transactions may be limited or the Fund may not qualify as a “regulated investment company” for one or more years, in which case the Fund would be subject to entity level taxation .

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Sold Options Risk. The Equity ARMOR Fund will incur a loss as a result of a sold option (also referred to as a short position) if the price of the sold option instrument increases in value between the date when the Equity ARMOR Fund sells the option and the date on which the Equity ARMOR Fund purchases an offsetting position. The Equity ARMOR Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.

• Written Options Risk. The Equity ARMOR Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Equity ARMOR Fund writes the option and the date on which the Equity ARMOR Fund purchases an offsetting position. The Equity ARMOR Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the ARMOR Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of the Equity ARMOR Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Equity ARMOR Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Equity ARMOR Fund is new, no performance information is presented for the Equity ARMOR Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Equity ARMOR Fund toll-free at 1-844-RMR-FUND (1-844-767-3863).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Equity ARMOR Fund is new, no performance information is presented for the Equity ARMOR Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-RMR-FUND (1-844-767-3863)
KKM U.S. Equity ARMOR Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UMRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
KKM U.S. Equity ARMOR Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UMRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 398

[1]	These expenses are based on estimated amounts for the ARMOR Fund's current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the ARMOR Fund and is not a direct expense incurred by the ARMOR Fund or deducted from the ARMOR Fund assets. Since this number does not represent a direct operating expense of the ARMOR Fund, the operating expenses set forth in the ARMOR Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between KKM Financial LLC (the "Adviser") and the ARMOR Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the ARMOR Fund to ensure that Total Annual Fund Operating Expenses (( excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation ) for the Fund do not exceed 1.95%, and 1.70% of the ARMOR Fund's average net assets, for Class A and Class I shares, respectively, through September 30, 2015. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis , as long as the reimbursement does not cause the ARMOR Fund's annual operating expenses to exceed the expense cap.
[4]	These expenses are based on estimated amounts for the Equity ARMOR Fund's current fiscal year.
[5]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Equity ARMOR Fund and is not a direct expense incurred by the Equity ARMOR Fund or deducted from the Equity ARMOR Fund assets. Since this number does not represent a direct operating expense of the Equity ARMOR Fund, the operating expenses set forth in the Equity ARMOR Fund's financial highlights do not include this figure.
[6]	Pursuant to an operating expense limitation agreement between KKM Financial LLC (the "Adviser") and the Equity ARMOR Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Equity ARMOR Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation)) for the Equity ARMOR Fund do not exceed 1.30% and 1.05% of the Equity ARMOR Fund's average net assets, for Class A and Class I shares, respectively, through September 30, 2015. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis , as long as the reimbursement does not cause the Equity ARMOR Fund's annual operating expenses to exceed the expense cap.